Writer’s Direct Number	Writer’s E-mail Address
(212) 756-2427	eric.piasta@srz.com

June 22, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Ms. Jennifer G. Williams

Re:	H-Lines Finance Holding Corp.
Amendment No. 1 to the Registration Statement on Form S-4
File No. 333-123682

Dear Ms. Williams:

On behalf of our client, H-Lines Finance Holding Corp. (the “Registrant”), we are transmitting for filing, via the EDGAR system, Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form S-4 (File No. 333-123682), filed March 30, 2005 (the “Registration Statement”). By hand delivery, we will be sending you a blacklined copy of the Registrant’s Amendment No.1, which has been marked to indicate changes to the Registration Statement.

Please note that substantially all of these changes are intended to conform the Registrant’s Registration Statement to reflect changes that have been previously made to the Registration Statement on Form S-4 (File No. 333-123681) of Horizon Lines Holding Corp. and Horizon Lines, LLC, as amended by Amendment No. 1 (filed June 20, 2005) (the “HLHC Registration Statement”). By hand delivery, we are also providing you with a second blacklined copy of the Registrant’s Amendment No. 1, which has been marked to show changes from the HLHC Registration Statement. Please note that certain sections of text in this blacklined copy may appear marked because of the sensitivity of the blacklining software of the Registrant’s financial printer to minor formatting changes (and not because of substantive differences between the documents compared).

Please contact André Weiss of my office at (212) 756-2431 or the undersigned at (212) 756-2427 with any questions concerning this submission.

Very truly yours,

/s/    ERIC PIASTA

Eric Piasta

cc:	Johanna Vega Losert, Securities and Exchange Commission
M. Mark Urbania, Horizon Lines, Inc.
Robert S. Zuckerman, Horizon Lines, Inc.
André Weiss, Schulte Roth & Zabel LLP